Financing Arrangements (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Senior Notes [Member]
Line of Credit Facility, Interest Rate at Period End	6.38%	0.00%	0.00%
Line of Credit Facility, Expiration Date	Oct. 31, 2023
Canadian Revolver
Line of Credit Facility, Interest Rate at Period End		3.70%		4.00%
Line of Credit Facility, Expiration Date		Mar. 31, 2017
US Revolver
Line of Credit Facility, Interest Rate at Period End		0.00%		4.25%
Line of Credit Facility, Expiration Date		Mar. 31, 2017
Term Loan
Line of Credit Facility, Interest Rate at Period End		4.25%		2.15%
Line of Credit Facility, Expiration Date		Mar. 31, 2017
Term Loan | Minimum
Line of Credit Facility, Interest Rate at Period End				2.33%
Equipment Financing Facilities [Member] | Maximum
Line of Credit Facility, Interest Rate at Period End		4.60%		4.49%
Equipment Financing Facilities [Member] | Minimum
Line of Credit Facility, Interest Rate at Period End		2.33%
Us Revolver 1 [Member]
Line of Credit Facility, Interest Rate at Period End	2.02%	0.00%	0.00%
Line of Credit Facility, Expiration Date	Oct. 01, 2020
Us Revolver 2 [Member]
Line of Credit Facility, Interest Rate at Period End	4.00%	0.00%	0.00%
Line of Credit Facility, Expiration Date	Oct. 01, 2020
Us Revolver 3 [Member]
Line of Credit Facility, Interest Rate at Period End	0.00%	0.00%	4.25%
Line of Credit Facility, Expiration Date	Mar. 31, 2017
Canadian Revolver 1 [Member]
Line of Credit Facility, Interest Rate at Period End	3.20%	0.00%	0.00%
Line of Credit Facility, Expiration Date	Oct. 01, 2020
Canadian Revolver 2 [Member]
Line of Credit Facility, Interest Rate at Period End	0.00%	3.70%	4.00%
Line of Credit Facility, Expiration Date	Mar. 31, 2017
Term Loan 1 [Member]
Line of Credit Facility, Interest Rate at Period End	4.00%	0.00%	0.00%
Line of Credit Facility, Expiration Date	Oct. 01, 2022
Term Loan 2 [Member]
Line of Credit Facility, Interest Rate at Period End	0.00%	4.25%	2.17%
Line of Credit Facility, Expiration Date	Mar. 31, 2017
Equipment Financing Facilities 1 [Member] | Maximum
Line of Credit Facility, Interest Rate at Period End	4.49%	4.49%	4.60%
Equipment Financing Facilities 1 [Member] | Minimum
Line of Credit Facility, Interest Rate at Period End	2.33%	2.33%	2.33%
Equipment Financing Facilities 2 [Member]
Line of Credit Facility, Interest Rate at Period End		0.00%	0.00%
Equipment Financing Facilities 2 [Member] | Maximum
Line of Credit Facility, Interest Rate at Period End	10.39%
Equipment Financing Facilities 2 [Member] | Minimum
Line of Credit Facility, Interest Rate at Period End	2.72%